As filed with the Securities and Exchange Commission on March 1, 2010
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31
Date of reporting period: December 30, 2009

Item 1: Schedule of Investments

DAILY INCOME FUND MONEY MARKET PORTFOLIO STATEMENT OF NET ASSETS DECEMBER 31,2009 (UNAUDITED)

Face Amount				Maturity Date	Interest Rate	Value (Note 1)
Asset Back Commercial Paper (12.49%)
$37,800,000	Chesham Finance LLC			01/06/10	0.45%	$37,797,638
100,000,000	Chesham Finance LLC			01/21/10	0.48	99,973,333
100,000,000	Ebury Finance LLC			01/04/10	0.55	99,995,417
100,000,000	Ebury Finance LLC			02/18/10	0.50	99,933,333
100,000,000	Halkin Finance LLC			02/16/10	0.50	99,936,111
100,000,000	Halkin Finance LLC			02/26/10	0.50	99,922,222

537,800,000	Total Asset Back Commercial Paper					537,558,054

Eurodollar Certificates of Deposit (1.16%)
$50,000,000	KBC Bank			03/08/10	0.42%	$50,000,916

50,000,000	Total Eurodollar Certificates of Deposit					50,000,916

Floating Rate Securities (1.05%)
$45,000,000	Procter & Gamble International			05/07/10	0.29%	$45,000,000

45,000,000	Total Floating Rate Securities					45,000,000

Foreign Commercial Paper (2.32%)
$100,000,000	Swedbank AB			02/11/10	0.75%	$99,914,583

100,000,000	Total Foreign Commercial Paper					99,914,583

Letter of Credit Commercial Paper (3.31%)
$30,000,000	Louis Dreyfus Corporation LOC BNP Paribas			01/05/10	0.30%	$29,999,000
25,200,000	Louis Dreyfus Corporation LOC Barclays Bank PLC			01/21/10	0.41	25,194,260
27,900,000	Medical Building Funding IX, LLC LOC KBC Bank/Bank of Nova Scotia			01/04/10	1.00	27,900,000
59,200,000	Vermont EDA Economic Development Capitalization Program – Series A LOC Calyon			03/02/10	0.35	59,200,000

142,300,000	Total Letter of Credit Commercial Paper					142,293,260

Loan Participations (8.25%)
$50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			01/08/10	0.47%	$50,000,000
50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			01/12/10	0.40	50,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			01/21/10	0.33	20,000,000
30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			01/25/10	0.36	30,000,000
75,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			01/27/10	0.33	75,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			02/02/10	0.34	20,000,000
50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			02/04/10	0.34	50,000,000
60,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent			02/08/10	0.37	60,000,000

355,000,000	Total Loan Participations					355,000,000

Repurchase Agreement (3.49%)
$150,000,000	Annaly Mortgage Management, purchased on 12/31/09, repurchase proceeds at maturity $150,003,500 (Collateralized by $340,031,685 FHLMC, 0.79% to 6.00%, due 07/15/24 to 05/15/36, value $128,033,765, FNMA, 0.77% to 7.00%, due 04/01/32 to 09/01/38, value $29,466,235			01/04/10	0.21%	$150,000,000

150,000,000	Total Repurchase Agreement					150,000,000

Time Deposit (4.46%)
$192,000,000	Citibank			01/04/10	0.05%	$192,000,000

192,000,000	Total Time Deposit					192,000,000

Variable Rate Demand Instruments (7.19%) (1)
$3,895,000	A&M Associates Project – Series 2002 LOC U.S. Bank, N.A.			12/01/34	0.29%	$3,895,000
895,000	Bank of Kentucky Building, LLC – Series 1999 LOC U.S. Bank, N.A.			12/01/19	0.80	895,000
10,600,000	Berkeley County, SC Exempt Facility Industrial Revenue Bonds (BP Amoco Chemical Company Project) - Series 2003			05/01/38	0.23	10,600,000
1,400,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.			01/01/13	1.00	1,400,000
16,390,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996C LOC JPMorgan Chase Bank, N.A.			11/01/26	0.20	16,390,000
12,600,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996E LOC JPMorgan Chase Bank, N.A.			11/01/26	0.20	12,600,000
4,000,000	California Statewide Communities Development Authority Variable Rate Revenue Bonds (Rady Children’s Hospital - San Diego) - Series 2008B LOC Bank of the West			08/15/47	0.20	4,000,000
214,000	Capital One Funding Corporation Floating Rate Option Notes – Series 1997 D LOC JPMorgan Chase Bank, N.A.			07/02/18	0.48	214,000
905,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.			04/01/30	0.29	905,000
3,800,000	Charles K. Blandin Foundation – Series 2004 LOC Wells Fargo Bank, N.A.(2)			05/01/19	0.28	3,800,000
2,325,000	Cinnamon Properties, Inc. LOC U.S. Bank, N.A.			04/01/20	0.80	2,325,000
1,540,000	Cirrus Development Ltd. – Series 1999 LOC U.S. Bank, N.A.			05/01/14	0.80	1,540,000
7,950,000	City of Mount Vernon, IN Pollution Control and Solid Waste Disposal Revenue Refunding Bonds (General Electric Company Project) - Series 2004			12/01/14	0.22	7,950,000
2,000,000	City of Valdez, AK Marine Terminal Revenue Refunding Bonds (BP Pipelines (Alaska) Inc. Project) – Series 2003C LOC BP Amoco PLC			06/01/37	0.18	2,000,000
1,795,000	CMW Real Estate, LLC – Series 2000 LOC U.S. Bank, N.A.			06/01/20	1.23	1,795,000
2,770,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.			02/01/26	0.29	2,770,000
7,850,000	D.G.Y. Real Estate LP – Series 2000A LOC PNC Bank, N.A.			05/01/20	0.65	7,850,000
9,600,000	Decatur, AL Industrial Development Board Solid Waste Disposal RB (Amoco Chemical Co Project) - Series 1995			05/01/25	0.23	9,600,000
12,405,000	Delos, LLC – Series 2007A LOC Banco Santander			03/01/37	0.52	12,405,000
1,585,000	Delta Capital LLC – Series 1996B LOC JPMorgan Chase Bank, N.A.			10/01/26	0.96	1,585,000
1,575,000	Devin F. & Janis L. McCarthy – Series 1997 LOC U.S. Bank, N.A.			07/01/17	0.80	1,575,000
2,460,000	Eckert Seamans Cherin & Mellott, LLC – Series 2000 LOC PNC Bank, N.A.			01/01/15	0.33	2,460,000
5,955,000	El Dorado Enterprises of Miami, Inc. – Series 2000 LOC Wachovia Bank, N.A.			06/01/20	0.29	5,955,000
4,333,798	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006			10/15/45	0.65	4,333,798
3,025,000	Galloway Company – Series 2003 LOC JPMorgan Chase Bank, N.A.			07/01/17	1.70	3,025,000
1,175,000	Goson Project – Series 1997 Guaranteed by Federal Home Loan Bank			11/01/17	0.57	1,175,000
265,000	Graves Lumber Co. Project – Series 2000 Guaranteed by Federal Home Loan Bank of Cincinnati			11/01/10	0.67	265,000
14,300,000	Gulf Coast Water Disposal Authority Environmental Facilities Revenue Bonds (BP Amoco Chemical Project) - Series 2003B			09/01/38	0.23	14,300,000
11,000,000	Gulf Coast Water Disposal Authority Environmental Facilities Revenue Bonds (BP Products North America Inc. Project) - Series 2002			07/01/36	0.23	11,000,000
2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.			11/01/29	0.50	2,710,000
1,550,000	HFA of Lee County, FL MHRB (University Club Apartments) – Series 2002B Guaranteed by Federal National Mortgage Association			05/15/35	0.40	1,550,000
5,500,000	Irvine Ranch, CA Water District Consolidated Refunding Series 1995 GO of Improvement District #s 105, 140, 240 & 250 LOC State Street Bank & Trust Company			01/01/21	0.20	5,500,000
10,420,000	Irvine, CA Assessment District # 89-10 (Orange County) Updates Improvement Bond LOC Bayerische HypoVereins Bank AG			09/02/15	0.20	10,420,000
16,675,000	Irvine, CA Assessment District # 93-14 Limited Obligation Improvement Bond LOC Bank of America, N.A.			09/02/25	0.23	16,675,000
3,950,000	Jeff Wyler Automotive Family, Inc. LOC U.S. Bank, N.A.			01/02/26	0.80	3,950,000
1,950,000	Kenwood County Club, Incorporated – Series 2005 LOC U.S. Bank, N.A.			12/01/15	1.23	1,950,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank,			06/01/27	0.30	700,000
3,405,000	Kool Capital, LLC LOC Bank of America, N.A.			04/01/29	0.29	3,405,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.			07/01/33	0.29	1,800,000
12,000,000	Lincoln County, WY Adjustable Tender Pollution Control Revenue Bonds (Exxon Project) - Series 1987B			07/01/17	0.20	12,000,000
31,200,000	Louisville & Jefferson County, KY			01/01/29	0.24	31,200,000
400,000	LRC – B Wadsworth Investors, Ltd. – Series 1997 LOC U.S. Bank, N.A.			09/01/17	0.80	400,000
3,175,000	Maryland Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community) – Series 1999B LOC Wachovia Bank, N.A.			07/01/29	0.24	3,175,000
5,785,000	M-B Companies, Inc. – Series 2008 LOC US Bank, N.A.			03/01/48	0.40	5,785,000
845,000	Milwaukee, WI (Historic Third Ward Parking Project) LOC Northern Trust Bank			09/01/28	0.96	845,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank			07/01/20	0.99	2,500,000
5,860,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association			08/15/31	0.23	5,860,000
2,710,000	Mount Ontario Holdings LLC – Series 2001 (2) LOC U.S. Bank, N.A.			04/01/21	0.28	2,710,000
1,530,000	NPI Capital, LLC – Series 1999A LOC Bank of America, N.A.			07/01/29	0.96	1,530,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken			03/01/27	1.23	6,900,000
1,765,000	Parisi Investment, LP & Supply Co. – Series 1998 LOC U.S. Bank, N.A.			05/01/18	0.80	1,765,000
1,300,000	Pennsylvania EDFA Taxable Development RB (West 914 Incorporation Project) – Series 1991A LOC PNC Bank, N.A.			05/01/21	0.29	1,300,000
8,180,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government			12/18/17	1.45	8,180,000
860,000	S & S Partnership (Model Graphics) – Series 1999 LOC U.S. Bank, N.A.			09/01/19	0.80	860,000
1,180,000	Sand Run Nursery & Preserve LLC – Series 2004 LOC U.S. Bank, N.A.			03/01/24	0.80	1,180,000
9,360,000	Stonegate-Partners I, LLC (Stonegate Partners Project) – Series 2002 LOC U.S. Bank, N.A.			06/01/34	0.33	9,360,000
3,175,000	Tom Richards, Inc. (Team Land, LLC / Team Industries) Guaranteed by Federal Home Loan Bank			12/01/16	0.57	3,175,000
1,130,000	Trendway Corporation – Series 1996 LOC Bank of America, N.A.			12/01/26	0.96	1,130,000
5,050,000	Triple Crown Investments, LLC – Series 2004 LOC Federal Home Loan Bank of Dallas			08/01/25	0.40	5,050,000
3,038,000	Washington State HFC Non-Profit Housing RB (Rockwood Program) – Series B (2) LOC Wells Fargo Bank, N.A.			01/01/30	0.35	3,038,000
1,450,000	Westchester County, NY IDA RB (B.W.P. Distributors Inc.) – Series 1997 LOC Wachovia Bank, N.A.			10/01/28	0.29	1,450,000
325,000	Westchester Presbyterian Church LOC U.S. Bank, N.A.			09/01/13	0.80	325,000
1,614,342	Wilmington Trust Company (Amtrak Trust 93-A) – Series B Notes Guaranteed by General Electric Company			01/01/11	8.98	1,614,342
775,000	Windsor Medical Center, Inc. – Series 1997 LOC Federal Home Loan Bank			12/03/18	0.57	775,000

309,375,140	Total Variable Rate Demand Instruments					309,375,140

	Yankee Certificates of Deposit (56.29%)
$194,000,000	Bank of Nova Scotia			03/02/10	0.33%	$194,000,000
75,000,000	Barclays Bank PLC			03/08/10	0.30	75,000,000
100,000,000	Barclays Bank PLC			03/15/10	0.57	100,000,000
144,700,000	Bayerische Hypo-Und Vereinsbank			02/08/10	0.27	144,700,764
56,350,000	Bayerische Hypo-Und Vereinsbank			02/22/10	0.24	56,350,813
100,000,000	Calyon North America Inc.			03/04/10	0.37	100,001,719
15,000,000	Calyon North America Inc.			03/24/10	0.36	15,006,475
50,000,000	Calyon North America Inc.			05/03/10	0.33	50,003,381
200,000,000	Canadian Imperial Bank of Commerce			02/02/10	0.25	200,000,000
101,500,000	Credit Industrial et Commercial			02/26/10	0.25	101,500,000
100,000,000	Dexia Credit Local de France			02/19/10	0.38	100,000,000
125,000,000	Dexia Credit Local de France			02/26/10	0.50	125,000,000
75,000,000	Landesbank Hessen-Thueringen Girozentrale			02/19/10	0.40	75,001,019
139,700,000	Landesbank Hessen-Thueringen Girozentrale			03/11/10	0.29	139,702,676
99,400,000	Rabobank Nederland			01/19/10	0.27	99,400,248
100,000,000	Rabobank Nederland			03/11/10	0.19	100,001,916
123,700,000	Royal Bank of Scotland			01/05/10	0.29	123,700,206
28,900,000	Royal Bank of Scotland			01/22/10	0.47	28,903,030
201,100,000	Skandinav Enskilda Banken NY			02/12/10	0.34	201,102,345
98,300,000	Societe Generale			03/15/10	0.21	98,301,992
74,900,000	Standard Chartered Bank PLC			02/17/10	0.28	74,900,000
120,050,000	Svenska Handelsbanken			01/29/10	0.40	120,051,858
99,000,000	Svenska Handelsbanken			03/02/10	0.25	99,000,822

2,421,600,000	Total Yankee Certificates of Deposit					2,421,629,264

	Total Investments (100.01%) (Cost $4,302,771,217†)					4,302,771,217
	Liabilities in excess of cash and other assets (-0.01%)					(333,410)

	Net Assets (100.00%)					$4,302,437,807

	Advantage Shares,	1,607,033,583	shares outstanding			$1.00

	Institutional Class,	301,169,962	shares outstanding			$1.00

	Institutional Service Shares,	261,499,567	shares outstanding			$1.00

	Investor,	246,969,645	shares outstanding			$1.00

	Option Xpress Class,	281,080,769	shares outstanding			$1.00

	Pinnacle,	196,483,405	shares outstanding			$1.00

	Retail Class,	1,143,654,162	shares outstanding			$1.00

	Short Term Income Shares,	266,297,995	shares outstanding			$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

2)	Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.
KEY:

EDA = Economic Development Authority

EDFA = Economic Development Finance Authority

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

HFA = Housing Finance Authority

HFC = Housing Finance Commission

IDA = Industrial Development Authority

IDRB = Industrial Development Revenue Bond

LOC = Letter of Credit

MHRB = Multi-Family Housing Revenue Bond

PCFA = Polutiona Control Finance Authority

RB = Revenue Bond

DAILY INCOME FUND U.S. TREASURY PORTFOLIO STATEMENT OF NET ASSETS DECEMBER 31, 2009 (UNAUDITED)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)
Floating Rate Securities (2.15%)
$25,000,000	Bank of America, N.A. Guaranteed by FDIC	02/05/10	0.23%	$25,000,000

25,000,000	Total Floating Rate Securities			25,000,000

Repurchase Agreements (49.01%)
$143,000,000	BNP Paribas, purchased on 12/31/09, repurchase proceeds at maturity $143,000,000 (Collateralized by $270,131,306, GNMA, 4.50% to 5.50%, due 05/15/34 to 12/15/39, value $145,860,000)	01/04/10	-%	$143,000,000
142,000,000	Banc of America Securities, LLC, purchased on 12/31/09, repurchase proceeds at maturity $142,000,158 (Collateralized by $2,351,190,843, GNMA, 0.00% to 8.05%, due 04/16/13 to 04/16/51, value $144,840,001)	01/04/10	0.01	142,000,000
143,000,000	Goldman Sachs, purchased on 12/31/09, repurchase proceeds at maturity $143,000,000 (Collateralized by $569,007,489, GNMA 0.00% to 38.42%, due 04/16/26 to 11/20/39, value $145,860,000)	01/04/10	-	143,000,000
143,000,000	JPMorgan Chase & Co., purchased on 12/31/09, repurchase proceeds at maturity $143,000,000 (Collateralized by $631,106,525 GNMA, 2.625% to 13.500%, due 05/15/10 to 11/15/49, value $145,863,015)	01/04/10	-	143,000,000

571,000,000	Total Repurchase Agreements			571,000,000

U.S. Government Obligations (48.88%)
$100,000,000	U.S. Treasury Bill	01/07/10	-%	$100,000,000
40,000,000	U.S. Treasury Bill	01/28/10	0.01	39,999,850
50,000,000	U.S. Treasury Bill	04/01/10	0.05	49,994,375
100,000,000	U.S. Treasury Bill	04/08/10	0.14	99,960,931
40,000,000	U.S. Treasury Bill	05/27/10	0.17	39,972,422
25,000,000	U.S. Treasury Bill	06/03/10	0.50	24,946,875
50,000,000	U.S. Treasury Bill	06/17/10	0.46	49,895,625
50,000,000	U.S. Treasury Bill	06/17/10	0.30	49,930,417
15,000,000	U.S. Treasury Bill	07/01/10	0.15	14,988,687
50,000,000	U.S. Treasury Bill	07/15/10	0.17	49,953,958
50,000,000	U.S. Treasury Bill	07/29/10	0.48	49,860,667

570,000,000	Total U.S. Government Obligations			569,503,807

	Total Investments (100.04%) (Cost $1,165,503,807†)			1,165,503,807
	Liabilities in excess of cash and other assets (-0.04%)			(511,708)

	Net Assets (100.00%)			$1,164,992,099

	Institutional Class,	470,352,896 shares outstanding		$1.00

	Institutional Service Shares,	214,152,248 shares outstanding		$1.00

	Investor,	215,990,154 shares outstanding		$1.00

	Pinnacle,	44,788,154 shares outstanding		$1.00

	Retail Class,	12,949,112 shares outstanding		$1.00

	Short Term Income Shares,	206,738,183 shares outstanding		$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association FDIC = Federal Deposit Insurance Corporation

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO STATEMENT OF NET ASSETS DECEMBER 31, 2009 (UNAUDITED)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

Asset Back Commercial Paper (7.93%)
$27,389,000	Straight-A-Funding LLC	02/16/10	0.18%	$27,382,700
35,000,000	Straight-A-Funding LLC	02/22/10	0.18	34,990,900
30,000,000	Straight-A-Funding LLC	03/08/10	0.18	29,990,100
30,000,000	Straight-A-Funding LLC	03/12/10	0.18	29,989,500

122,389,000	Total Asset Back Commercial Paper			122,353,200

Floating Rate Securities (15.99%)
$24,000,000	Bank of America LIBOR Floater Guaranteed by FDIC	02/05/10	0.23%	$24,000,000
25,000,000	Federal Agricultural Mortgage Corporation	03/09/10	0.60	25,000,000
40,000,000	Federal Agricultural Mortgage Corporation	04/19/10	0.61	40,000,000
50,000,000	Federal Agricultural Mortgage Corporation	08/16/10	0.15	50,000,000
25,000,000	Federal Home Loan Bank	02/19/10	0.75	25,000,000
50,000,000	Federal Home Loan Bank	03/05/10	0.76	50,000,000
2,810,117	Overseas Private Investment Corporation	01/20/10	1.11	2,810,117
30,000,000	Overseas Private Investment Corporation	12/15/19	0.18	30,000,000

246,810,117	Total Floating Rate Securities			246,810,117

Loan Participations (4.21%)
$25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/19/10	0.38%	$25,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	02/02/10	0.34	20,000,000
15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	02/08/10	0.37	15,000,000
5,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	02/16/10	0.34	5,000,000

65,000,000	Total Loan Participations			65,000,000

Repurchase Agreements (28.30%)
$78,000,000	BNP Paribas, purchased on 12/31/09, repurchase proceeds at maturity $78,000,000 (Collateralized by $78,548,655, GNMA, 4.00% to 5.00%, due 06/15/39 to 12/15/39, value $79,560,0001)	01/04/10	-%	$78,000,000
65,000,000	Banc of America Securities, LLC, purchased on 12/31/09, repurchase proceeds at maturity $65,000,072 (Collateralized by $64,820,190, GNMA, 4.37% to 6.34%, due 09/15/39 to 09/15/50, value $66,300,000)	01/04/10	0.01	65,000,000
58,000,000	Bank of New York Mellon, purchased on 12/31/09, repurchase proceeds at maturity $58,001,031 (Collateralized by $107,378,350, FNMA, 4.00% to 8.00%, due 06/01/14 to 12/01/39, FHLMC, 5.00% to 6.50%, due 11/01/12 to 11/01/39, value $59,160,000)	01/04/10	0.16	58,000,000
81,000,000	Bank of New York Mellon, purchased on 12/31/09, repurchase proceeds at maturity $81,000,540 (Collateralized by $106,616,965, GNMA 4.00% to 7.00%, due 05/15/18 to 12/20/39, value $82,620,000)	01/04/10	0.06	81,000,000
105,000,000	JPMorgan Chase & Co., purchased on 12/31/09, repurchase proceeds at maturity $105,000,000 (Collateralized by $162,054,505 GNMA, 4.125% to 7.250%, due 11/20/26 to 12/15/44, value $107,102,896)	01/04/10	-	105,000,000
50,000,000	UBS Securities, LLC, purchased on 12/31/09, repurchase proceeds at maturity $50,000,000 (Collateralized by $51,100,000, FNS1, 2.00%, due 09/28/12, FMNT 2.00%, due 06/04/13, value $51,004,188)	01/04/10	-	50,000,000

437,000,000	Total Repurchase Agreements			437,000,000

U.S. Government Agency Discount Notes (33.05%)
$15,000,000	Federal Farm Credit Bank	04/23/10	0.02%	$14,998,988
40,000,000	Federal Home Loan Bank	01/04/10	0.87	39,997,167
100,000,000	Federal Home Loan Bank	01/15/10	0.03	99,998,833
50,000,000	Federal Home Loan Bank	01/22/10	0.58	50,000,000
4,800,000	Federal Home Loan Bank	01/29/10	0.28	4,798,955
6,233,000	Federal Home Loan Bank	02/03/10	0.32	6,231,172
10,000,000	Federal Home Loan Bank	02/09/10	1.02	9,989,167
21,900,000	Federal Home Loan Bank	02/10/10	0.14	21,896,715
6,350,000	Federal Home Loan Bank	02/23/10	0.32	6,347,009
2,275,000	Federal Home Loan Bank	02/23/10	1.11	2,274,796
22,421,000	Federal Home Loan Bank	03/31/10	0.16	22,412,131
35,000,000	Federal Home Loan Bank	06/18/10	0.60	34,994,023
40,598,000	Federal Home Loan Bank	07/28/10	0.23	40,544,050
25,000,000	Federal Home Loan Mortgage Corporation	02/08/10	0.25	24,993,403
3,675,000	Federal Home Loan Mortgage Corporation	03/15/10	0.16	3,673,808
25,000,000	Federal Home Loan Mortgage Corporation	03/17/10	0.14	24,992,708
50,000,000	Federal Home Loan Mortgage Corporation	03/22/10	0.15	49,983,333
2,224,000	Federal Home Loan Mortgage Corporation	03/23/10	0.16	2,223,199
50,000,000	Federal Home Loan Mortgage Corporation	04/06/10	0.17	49,977,569

510,476,000	Total U.S. Government Agency Discount Notes			510,327,026

U.S. Government Agency Medium Term Notes (10.56%)
$21,500,000	Federal Agricultural Mortgage Corporation	04/14/10	0.41%	$21,536,009
25,000,000	Federal Home Loan Bank	02/03/10	0.73	25,000,227
20,000,000	Federal Home Loan Bank	02/26/10	1.10	19,997,423
25,000,000	Federal Home Loan Bank	03/05/10	1.10	24,997,333
10,000,000	Federal Home Loan Bank	03/11/10	1.10	10,000,000
20,000,000	Federal Home Loan Bank	06/25/10	0.54	20,002,171
41,500,000	Federal Home Loan Bank	12/30/10	0.39	41,504,127

163,000,000	Total U.S. Government Agency Medium Term Notes			163,037,290

	Total Investments (100.04%) (Cost $1,544,527,633†)			1,544,527,633
	Liabilities in excess of cash and other assets (-0.04%)			(620,752)

	Net Assets (100.00%)			$1,543,906,881

	Advantage Shares,	954,364,174 shares outstanding		$1.00

	Institutional Class,	149,588,540 shares outstanding		$1.00

	Institutional Service Shares,	76,843,570 shares outstanding		$1.00

	Retail Class,	363,228,579 shares outstanding		$1.00

† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
KEY:
FDIC = Federal Deposit Insurance Corporation

FHLMC = Federal Home Loan Mortgage Corporation

FMNT = Fannie Mae Medium Term Debentures

FNMA = Federal National Mortgage Association

FNS1 = Fannie Mae Debentures

GNMA = Government National Mortgage Association

DAILY INCOME FUND MUNICIPAL PORTFOLIO STATEMENT OF NET ASSETS DECEMBER 31,2009 (UNAUDITED)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Ratings (1)
					Moody’s	Standard & Poor’s
Put Bonds (2) (3.50%)
$5,000,000	Northside Independent School District (A Political Subdivision of the State of Texas Located Primarily in Bexar County, Texas) Unlimited Tax School Building Bonds, Series 2007A (4) LOC Texas Permanent School Fund	06/01/10	1.20%	$5,000,000
11,310,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/10	2.00	11,329,946	P-1	A-1+

16,310,000	Total Put Bonds			16,329,946

Tax Exempt Commercial Paper (6.78%)
$3,700,000	City of San Antonio, TX Water System – Series A	02/08/10	0.30%	$3,700,000	P-1	A-1+
4,950,000	Harris County, TX – Series C	02/11/10	0.25	4,950,000	P-1	A-1+
4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	03/10/10	0.40	4,000,000	P-1	A-1+
8,000,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	01/05/10	0.35	8,000,000	VMIG-1	A-1+
5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	01/07/10	0.35	5,000,000	P-1	A-1+
5,000,000	Regents of the University of Michigan RB - Series 2009B	01/04/10	0.20	5,000,000	P-1	A-1+
1,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	01/08/10	0.30	1,000,000	P-1	A-1

31,650,000	Total Tax Exempt Commercial Paper			31,650,000

Tax Exempt Obligation Notes and Bonds (19.50%)
$5,000,000	Brown Deer School District, WI TRAPN (4)	10/28/10	1.05%	$5,018,288
2,500,000	City School District of the City of Canadaigua, Ontario County, NY BAN 2009 (4)	06/30/10	1.15	2,513,427
2,285,000	Concord Metropolitan District, Douglas County, CO GO Refunding & Improvement Bonds – Series 2004 LOC Wells Fargo Bank, N.A.	12/01/10	1.75	2,285,000		A-1+
2,000,000	Cooperstown Central School District, Otsego County, NY BAN (4)	06/30/10	1.30	2,006,813
4,600,000	East Troy Community School District, WI TRAPN (4)	10/07/10	1.00	4,617,405
6,000,000	Eau Claire Area School District, WI TRAPN (4)	08/25/10	1.00	6,019,260
5,800,000	Enlarged City School District of City of Watertown, Jefferson County, NY BAN (4)	09/17/10	1.00	5,820,372
1,390,000	Fairfield County Airport Improvement, OH BAN (3) (4)	01/20/10	2.40	1,390,494
7,000,000	Germantown School District, WI TRAPN (4)	10/29/10	0.90	7,019,994
1,750,000	Glendale-River Hills School District, WI TRAN (4)	08/17/10	1.14	1,753,889
2,386,482	Guilderland Central School District, AL (4) GO BAN for Vehicles – 2009	07/22/10	1.10	2,398,237
4,000,000	Kettle Morine School District, WI TRAN 2009 (4)	02/01/10	1.11	4,003,015
1,000,000	Lake Geneva Joint School District #1, WI TRAPN (4)	10/13/10	1.00	1,000,231
2,000,000	Lake Geneva-Genoa City Union High School District, WI TRAPN (4)	10/13/10	0.98	2,004,167
5,700,000	Mattituck – Cutchogue Union Free School District, Suffolk County (4) NY TAN, 2009	06/25/10	1.00	5,720,311
2,400,000	Mequon – Thiensville School District, WI TRAN (4)	09/03/10	1.04	2,407,320
7,200,000	Middleton-Cross Plains Area School District, Dane County, WI TRAN (4)	09/17/10	0.99	7,225,752
3,000,000	Nicolet Unified High School District, WI TRAPN (4)	10/29/10	1.00	3,018,352
1,600,000	School District of Cambridge, WI TRAPN (4)	09/22/10	1.00	1,605,724
3,500,000	School District of Hartford Joint No. 1, WI TRAPN (4)	10/26/10	1.10	3,511,333
3,500,000	School District of Kewaskum, WI TRAN (4)	08/30/10	1.17	3,513,283
1,295,000	School District of Prescott, WI TRAPN (4)	09/23/10	1.15	1,298,245
750,000	School District of Somerset, WI TRAPN (4)	11/01/10	1.15	752,161
3,000,000	School District of Three Lakes, WI TRAN (4)	08/20/10	1.28	3,013,517
700,000	School District of Williams Bay, WI TRAN (4)	08/27/10	1.50	701,345
3,800,000	School District of Wisconsin Dells, WI TRAPN (4)	10/27/10	1.10	3,812,296
1,600,000	Valders Area School District, WI, TRAPN (4)	09/24/10	1.14	1,601,262
5,000,000	Waunakee Community School District, WI TRAPN (4)	10/22/10	1.05	5,017,894

90,756,482	Total Tax Exempt Obligation Notes and Bonds			91,049,387

Tax Exempt Variable Rate Demand Instruments (5) (70.45%)
$1,955,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A
	LOC Wachovia Bank, N.A.	08/01/32	0.47%	$1,955,000	P-1	A-1+
6,000,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.37	6,000,000	VMIG-1
475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.23	475,000	VMIG-1	A-1+
250,000	Brevard County, FL Industrial Development Refunding RB (Pivotal Utility Holding, Inc. Project) – 2005 (3) LOC Wells Fargo Bank, N.A.	10/01/24	0.38	250,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.30	750,000		A-1+
1,860,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking and Trust Company	01/01/32	0.24	1,860,000
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.23	2,315,000		A-1+
4,020,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.30	4,020,000	VMIG-1
500,000	Citigroup Global Markets ROCs Trust II-R Series 402 Connecticut State HFA (Housing Mortgage Finance Program) (3) 2003 - Series E-2	11/15/10	0.29	500,000	VMIG-1
400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.25	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.22	1,500,000		A-1+
1,900,000	City of Irvine, CA Assessment District NO. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo- Vereins Bank, A.G	09/02/15	0.20	1,900,000	VMIG-1	A-1+
5,135,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC US Bank, N.A.	08/01/30	0.73	5,135,000
6,875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.24	6,875,000	VMIG-1	A-1+
3,000,000	City of Stockton, CA (Dameron Hospital Association) – Series 2002 LOC Citibank, N.A.	12/01/32	0.25	3,000,000	VMIG-1
650,000	City of Valdez, AK Marine Terminal RRB (BP Pipelines (Alaska) Inc. Project) – Series 2001 LOC BP Amoco PLC	07/01/37	0.18	650,000	VMIG-1	A-1+
4,625,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.32	4,625,000
3,590,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.23	3,590,000		A-1+
2,375,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.23	2,375,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wachovia Bank, N.A.	08/01/38	0.35	3,000,000		A-1+
5,190,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) - Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	1.00	5,190,000
1,350,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) - Series 2004 (4) LOC Bank of Montreal	09/01/29	0.64	1,350,000
4,640,000	Community Development Authority of the City of South Milwaukee, WI MHRB (Marquette Manor, LLC Project) Series – 2001 (3) (4) LOC PNC Bank, N.A	01/01/31	1.00	4,640,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited) (Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.23	700,000	VMIG-1	A-1+
1,800,000	Connecticut State HEFA RB (The Hotchkiss School) – Series A	07/01/30	0.30	1,800,000	VMIG-1	A-1+
5,000,000	County of Allen, OH Adjustable Rate Hospital Facilities (Catholic Healthcare Partners) – Series 2008E LOC Wachovia Bank, N.A.	10/01/31	0.24	5,000,000	VMIG-1	A-1+
1,635,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking and Trust Company	11/01/32	0.34	1,635,000	VMIG-1
6,000,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.23	6,000,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (Intel Corporation Project) (3) (4) LOC Deutsche Bank, A.G.	12/01/37	0.31	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.34	1,900,000	VMIG-1
11,030,000	Development Authority of Columbus, GA MHRB (Avalon Apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.41	11,030,000		A-1+
4,185,000	Douglas County, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.42	4,185,000		A-1+
1,380,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.25	1,380,000		A-1+
2,100,000	Duval County HFA Mutlifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.29	2,100,000		A-1+
9,940,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.30	9,940,000		A-1+
1,200,000	Florida Development Finance Corporation/ Enterprise Bond Program IDRB (press Ex, Inc. Project) - Series 2007B (3) LOC Branch Banking and Trust Company	07/01/17	0.37	1,200,000	P-1	A-1+
1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.23	1,750,000		A-1+
1,800,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking and Trust Company	07/01/26	0.44	1,800,000	P-1	A-1+
3,020,000	Gulf Coast IDA Marine Terminal RB (3) (Amoco Oil Company Project) – Series 1993	04/01/28	0.23	3,020,000	VMIG-1	A-1+
4,000,000	Gulf Coast Waste Disposal Authority Environmental Facilities RB (BP Amoco Chemical Company) – Series 2003B (3)	09/01/38	0.23	4,000,000	VMIG-1	A-1+
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.29	7,400,000		A-1+
900,000	Hurley, NM PCRB (Kennecott, Santa Fe) LOC BP Amoco PLC	12/01/15	0.18	900,000	P-1	A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.57	3,000,000		A-1
3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.25	3,700,000		A-1+
2,500,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.44	2,500,000
400,000	Irvine Ranch Water District Consolidated Series 1995 Constituting the Consolidated Several GO of Improvement District Nos. 105,140, 240 and 250 LOC State Street Bank & Trust Company	01/01/21	0.20	400,000	VMIG-1	A-1+
1,255,000	Jeffersontown, KY (Kentucky League of Cities Funding Trust Lease Program RB) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.25	1,255,000	VMIG-1
4,725,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project))– Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.40	4,725,000	VMIG-1
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.35	1,700,000		A-1+
1,950,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.27	1,950,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.15	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.26	406,000		A-1+
4,000,000	Massachusetts HEFA RB (Harvard University Issue) - Series R	11/01/49	0.18	4,000,000	VMIG-1	A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.23	1,900,000		A-1+
500,000	Metropolitan Transportation Authority, Transportation Revenue Variable Rate Bonds, Series 2005G-2 LOC BNP Paribas	11/01/26	0.24	500,000	VMIG-1	A-1+
6,680,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.39	6,680,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.32	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.85	1,260,000
415,000	Mississippi Home Corporation Single Family Mortgage RB Wachovia Merlots Trust Series 2000YYY (3) Guaranteed by Government National Mortgage Association	12/01/31	0.99	415,000	VMIG-1
865,000	M-S-R Public Power Agency, CA (San Juan Project Subordinate Lien RB) – Series 2008M LOC Dexia CLF	07/01/22	0.20	865,000		A-1
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.65	3,450,000		A-1+
5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.42	5,545,000		A-1+
2,075,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.47	2,075,000		A-1+
2,900,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.40	2,900,000		A-1
1,200,000	New Jersey EDA Pollution Control RRB (Exxon Projects) Series – 1989	04/01/22	0.16	1,200,000	P-1	A-1+
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.19	1,600,000	P-1	A-1+
4,000,000	New Jersey EDA School Facilities Construction Bonds 2006 Series R – Sub-Series – R1 LOC Lloyds TSB Bank/ Bank of Nova Scotia	09/01/31	0.20	4,000,000	VMIG-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.18	2,000,000	VMIG-1	A-1+
4,050,000	New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Obligated Group Issue) – Series 2003B LOC JPMorgan Chase, N.A.	07/01/33	0.18	4,050,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A.	07/01/31	0.20	700,000	VMIG-1	A-1+
3,500,000	New York City HDC Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collateralized by Federal National Mortgage Association	09/15/28	0.25	3,500,000		A-1+
3,000,000	New York Housing Finance Agency RB (20 River Terrace Housing) – Series A Guaranteed by Federal National Mortgage Association	05/15/34	0.17	3,000,000	VMIG-1
12,000,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Bank of Nova Scotia	04/01/25	0.26	12,000,000	VMIG-1	A-1+
7,400,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Bank of Nova Scotia	04/01/25	0.19	7,400,000	VMIG-1	A-1
3,100,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995D LOC Societe Generale	04/01/25	0.22	3,100,000	VMIG-1	A-1+
4,600,000	Ohio Water Development Authority, State of Ohio PCRB (FirstEnergy Nuclear Generation Corp. Project) – Series 2008A (3) LOC Bank of Nova Scotia	11/01/33	0.32	4,600,000		A-1+
100,000	Orange County, FL Educational Facilities Authority RB (Rollins College Project) – Series 2001 LOC Bank of America, N.A.	05/01/31	0.20	100,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.25	1,000,000		A-1+
1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.30	1,200,000	VMIG-1
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.38	3,500,000		A-1+
500,000	Parish of Plaquemines, LA Environmental RB (BP Exploration & Oil Inc. Project – The British Petroleum Company p.l.c, Guarantor) – Series 1994 (3) LOC BP Amoco PLC	10/01/24	0.23	500,000	P-1	A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.29	2,000,000	VMIG-1	A-1+
2,400,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.29	2,400,000	P-1	A-1+
1,200,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.59	1,200,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.19	100,000		A-1+
1,900,000	Pollution Control, WY Sublette County RB (Exxon Project) - Series 1984	11/01/14	0.18	1,900,000	P-1	A-1+
2,000,000	Port Authority of New York and New Jersey Versatile Structure Obligation – Series 3	06/01/20	0.22	2,000,000	VMIG-1	A-1+
1,975,000	Port Bellingham, WA IDC Environmental Facilities Industrial RB (BP West Coast Products LLC Project) – Series 2003 (3)	03/01/38	0.23	1,975,000	VMIG-1	A-1+
795,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC PNC Bank, N.A	12/01/16	1.00	795,000
3,500,000	Riesel, TX IDC Solid Waste Disposal RB (Sandy Creek Energy Associates, LP Project) – Series 2007 (3) LOC Credit Suisse	10/01/42	0.37	3,500,000		A-1+
1,650,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking and Trust Company	03/01/15	0.34	1,650,000
1,600,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking and Trust Company	01/01/17	0.34	1,600,000
3,145,000	Rutgers, The State University (The State University of New Jersey) General Obligation Refunding Bonds, 2002 Series A	05/01/18	0.18	3,145,000	VMIG-1	A-1+
630,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001 (3) (4) LOC JPMorgan Chase Bank, N.A.	01/01/12	0.34	630,000
1,520,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A.	01/01/14	0.34	1,520,000
1,000,000	Sarasota county, FL Continuing Care Retirement Community RRB (The Glenridge on Palmer Ranch, INC. Project) - Series 2006 LOC Bank of Scotland	06/01/36	0.32	1,000,000	VMIG-1
3,665,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking and Trust Company	04/01/17	0.34	3,665,000	VMIG-1
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase, N.A.	07/01/47	0.30	300,000	VMIG-1
3,070,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.19	3,070,000		A-1+
1,900,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.22	1,900,000		A-1+
1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.22	1,805,000		A-1+
500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.20	500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-1	07/01/36	0.22	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.24	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.24	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.29	800,000	VMIG-1
1,000,000	The City of New York Fiscal 2004 Series A-3 LOC BNP Paribas	08/01/31	0.17	1,000,000	VMIG-1	A-1+
300,000	The City of New York Fiscal 2004 Series H-7 LOC KBC Bank, N.A.	03/01/34	0.22	300,000	VMIG-1	A-1
8,640,000	The Economic Development Corporation of the City of Lapeer Development RB, (H & H Tool, Inc. Project) – Series 2007 Guaranteed by Federal Home Loan Bank	01/01/37	0.32	8,640,000	VMIG-1
6,900,000	The Industrial Development Board of the City of Mobile, AL RB (Alabama Power Company Barry Plant Project) Series 2001-B (3)	09/01/31	0.25	6,900,000	VMIG-1
4,950,000	The Industrial Development Board of the City of Montgomery Pollution Control and Solid Waste Disposal RRB (General Electric Company Project) – Series 2005 LOC General Electric Company	05/01/21	0.22	4,950,000	VMIG-1	A-1+
1,300,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC US Bank, N. A.	06/01/27	0.53	1,300,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) - Series 2001B (3) LOC U.S. Bank, N.A.	07/01/16	0.58	1,000,000		A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.15	265,000	VMIG-1	A-1+
3,870,000	Upper Illinois River Valley Development Authority IDRB (Georgi Holdings, LLC Project) Series 2002 (3) (4) LOC U.S. Bank, N.A.	12/01/37	0.73	3,870,000
4,450,000	Volusia County, FL IDA IDRB (Intellitech Project) – Series 2007A (3) LOC LaSalle National Bank, N.A.	10/01/37	0.35	4,450,000		A-1
2,800,000	Washington State HFC MHRB – (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.35	2,800,000	VMIG-1
1,900,000	West Des Moines, IA RB (Woodgrain Millwork, Inc. Project) – Series 1995 (3) LOC Wells Fargo Bank, N.A.	04/01/10	0.47	1,900,000	P-1	A-1+
5,000,000	West Virginia EDA Solid Waste Disposal Facilities RB (Appalachian Power Company - Mountaineer Project) – Series 2008B (3) LOC JPMorgan Chase Bank, N.A.	02/01/36	0.38	5,000,000	VMIG-1	A-1+
700,000	Will County, IL Exempt Facility IRB (3) (BP Amoco Chemical Company Project) – Series 2002	07/01/32	0.23	700,000	VMIG-1	A-1+
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.27	1,200,000	VMIG-1

328,886,000	Total Tax Exempt Variable Rate Demand Instruments			328,886,000

	Tax Exempt Variable Rate Demand Instruments -Private Placements (5) (0.26%)
$1,231,800	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$1,231,800	P-1	A-1+

1,231,800	Tax Exempt Variable Rate Demand Instruments -Private Placements			1,231,800

	Total Investments (100.49%) (Cost $469,147,133*)			469,147,133
	Liabilities in excess of cash and other assets (-0.49%)			(2,274,927)

	Net Assets (100.00%)			$466,872,206

	Advantage Shares,	232,487,888 shares outstanding		$1.00

	Institutional Class,	5,308,496 shares outstanding		$1.00

	Retail Class,	185,287,031 shares outstanding		$1.00

	Short Term Income Shares,	44,007,128 shares outstanding		$1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)	The maturity date indicated for the put bonds is the next put date.

3)	Security subject to alternative minimum tax.

4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

BAN = Bond Anticipation Note

EDA = Economic Development Authority

EDFA = Economic Development Finance Authority

EDRB = Economic Development Revenue Bond

GO = General Obligation

HDC = Housing Development Corporation

HEFA = Health and Education Facilities Authority

HFA = Housing Finance Authority

HFC = Housing Finance Commission

IDA = Industrial Development Authority

IDC = Industrial Development Corporation

IDRD = Industrial Development Revenue Bond

IRB = Industrial Revenue Bond

LIFERs = Long Inverse Floating Exempt Receipts

LOC = Letter of Credit

MHRB = Multi-Family Housing Revenue Bond

PCFA = Pollution Control Finance Authority

PCRB = Pollution Control Revenue Bond

RB = Revenue Bond

ROC = Reset Option Certificates

RRB = Revenue Refunding Bonds

SPEARs = Short Puttable Exempt Receipts

TAN = Tax Anticipation Note

TRAPN = Tax and Revenue Anticipation Promissory Note

TRAN = Tax and Revenue Anticipation Note

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.
The following table summarizes the inputs used to value Daily Income Fund - Money Market Portfolio’s investments as of December 31, 2009

Debt securities issued by states of the United States and political subdivisions of the states

Quoted prices in active markets for identical assets (Level 1)	-
Significant other observable inputs (Level 2)	4,302,771,217
Significant unobservable inputs (Level 3)	-

Total	4,302,771,217

The following table summarizes the inputs used to value Daily Income Fund - U.S. Treasury Portfolio’s investments as of December 31, 2009

Debt securities issued by the U.S. Treasury and other U.S. Government corporation and agencies

Quoted prices in active markets for identical assets (Level 1)	-
Significant other observable inputs (Level 2)	1,165,503,807
Significant unobservable inputs (Level 3)	-

Total	1,165,503,807

The following table summarizes the inputs used to value Daily Income Fund - U.S. Government Portfolio’s investments as of December 31, 2009

Debt securities issued by the U.S. Treasury and other U.S. Government corporation and agencies

Quoted prices in active markets for identical assets (Level 1)	-
Significant other observable inputs (Level 2)	1,544,527,633
Significant unobservable inputs (Level 3)	-

Total	1,544,527,633

The following table summarizes the inputs used to value Daily Income Fund - Municipal Portfolio’s investments as of December 31, 2009
Debt securities issued by states of the United States and political subdivisions of the states

Quoted prices in active markets for identical assets (Level 1)	-
Significant other observable inputs (Level 2)	469,147,133
Significant unobservable inputs (Level 3)	-

Total	469,147,133

For the period ended December 31, 2009, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*      /s/ Christine Manna
          Christine Manna, Secretary

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael P. Lydon
    Michael P. Lydon, President

Date: March 1, 2010

By (Signature and Title)*      /s/ Joseph  Jerkovich
    Joseph Jerkovich, Treasurer and Assistant Secretary

Date: March 1, 2010

* Print the name and title of each signing officer under his or her signature.